SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Supplement dated July 7, 2021

to the Summary Prospectus and Prospectus dated May 1, 2021

Effective immediately, the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund (each, a “Subject Fund”, and together, the “Subject Funds”) will operate as diversified funds and all references to the Subject Funds being “non-diversified” funds in the Subject Funds’ prospectuses and summary prospectuses are deleted, including by deleting:

•	With respect to the Six Circles Ultra Short Duration Fund:

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The first two sentences of the fourth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the “More About the Funds — Six Circles Ultra Short Duration Fund — Principal Investment Strategies” section of the Prospectus; and

¡	The “Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” section of the Summary Prospectus and Prospectus.

•	With respect to the Six Circles Tax Aware Ultra Short Duration Fund:

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The fifth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the fourth paragraph under the “More About the Funds — Six Circles Tax Aware Ultra Short Duration Fund — Principal Investment Strategies” section of the Prospectus; and

¡	The “Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” section of the Summary Prospectus and Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUPP-6C-2021-6

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